TAXATION - Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	£ (246)	£ (186)
Income statement credit/(charge)	(24)	(220)
Transfers/reclassifications	0	3
Credited/(charged) to other comprehensive income	(167)	157
Deferred tax liability (asset) ending balance	(437)	(246)
Fair value of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	(152)	(8)
Income statement credit/(charge)	9	(144)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Deferred tax liability (asset) ending balance	(143)	(152)
Pension remeasurement
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	(117)	(186)
Income statement credit/(charge)	(51)	(44)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	28	113
Deferred tax liability (asset) ending balance	(140)	(117)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	110	73
Income statement credit/(charge)	0	0
Transfers/reclassifications	3	2
Credited/(charged) to other comprehensive income	(190)	35
Deferred tax liability (asset) ending balance	(77)	110
Fair value reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	8	3
Income statement credit/(charge)	0	0
Transfers/reclassifications	1	1
Credited/(charged) to other comprehensive income	(5)	4
Deferred tax liability (asset) ending balance	4	8
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	(72)	(70)
Income statement credit/(charge)	(8)	(2)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Deferred tax liability (asset) ending balance	(80)	(72)
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	(6)	18
Income statement credit/(charge)	(14)	(24)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Deferred tax liability (asset) ending balance	(20)	(6)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) beginning balance	(17)	(16)
Income statement credit/(charge)	40	(6)
Transfers/reclassifications	(4)	0
Credited/(charged) to other comprehensive income	0	5
Deferred tax liability (asset) ending balance	£ 19	£ (17)